S000085149 [Member] Expense Example, No Redemption - Ashmore Emerging Markets Equity ex China Fund	Oct. 31, 2025 USD ($)
Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 107
Expense Example, No Redemption, 3 Years	923
Expense Example, No Redemption, 5 Years	1,757
Expense Example, No Redemption, 10 Years	3,925
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	648
Expense Example, No Redemption, 3 Years	1,489
Expense Example, No Redemption, 5 Years	2,344
Expense Example, No Redemption, 10 Years	4,536
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	205
Expense Example, No Redemption, 3 Years	1,205
Expense Example, No Redemption, 5 Years	2,209
Expense Example, No Redemption, 10 Years	$ 4,611